ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

16. ACCRUALS AND OTHER CURRENT LIABILITIES

Accruals and other current liabilities consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Payroll payable	4,726	6,228
Accrued post-employment and termination benefits - current portion (Note 18)	11,658	7,839
Business and other taxes payable	1,581	1,437
Accrued expenses	17,975	17,859
Other payable secured by acceptance draft	-	985
Other payable	15,769	17,181
Total	51,709	51,529